Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Loss before income tax includes the following specific
Depreciation			$ 211
Amortisation	1,084	1,084	1,336
Total depreciation and amortisation	1,084	1,084	1,547
Impairment		1	143
Minimum lease payments	108	79	301
Defined contribution superannuation expense	140	128	170
Employee benefits expense excluding superannuation	1,526	1,396	2,213
Revaluation of contingent consideration	475	63
Patents and intellectual property [member]
Loss before income tax includes the following specific
Amortisation			250
Software [member]
Loss before income tax includes the following specific
Amortisation			2
GDC licensing agreement [member]
Loss before income tax includes the following specific
Amortisation	1,084	1,084	1,084
Leasehold improvements [member]
Loss before income tax includes the following specific
Depreciation			192
Impairment			143
Property,plant and equipment [member]
Loss before income tax includes the following specific
Depreciation			$ 19